Cover	Dec. 31, 2025	Oct. 24, 2025
Cover [Abstract]
Document Type		8-K
Document Period End Date		Apr. 23, 2026
Entity Registrant Name		Direct Digital Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-41261
Entity Tax Identification Number		87-2306185
Entity Address, Address Line One		1177 West Loop South
Entity Address, Address Line Two		Suite 1310
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77027
City Area Code		832
Local Phone Number		402-1051
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.001 per share
Trading Symbol		DRCT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001880613
Current Fiscal Year End Date	--12-31